Lease Obligations	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Obligations
1
5
. LEASE OBLIGATIONS
The following table reconciles TransGlobe’s lease obligations:

($000s)	As at December 31, 2021	As at December 31, 2020
Less than 1 year	783	1,760
1 - 3 years	36	434

Total lease payments	819	2,194
Amounts representing interest	19	180

Present value of net lease payments	800	2,014
Current portion of lease obligations	764	1,553

Non-current portion of lease obligations	36	461

During the year ended December 31, 2021, the Company spent
$0.2 million (20
20
 - $0.2 million) on interest expense and paid a total cash outflow of $1.9 million (20
20
 - $1.7 million) relating to lease obligations.